Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Disclosure of Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
15	TRADE AND OTHER RECEIVABLES

	2021	2020
	USD	USD

Trade receivables	4,488,090	3,711,752
Prepayments	221,099	169,963
Advances paid for content and service providers	566,501	1,155,978
Other receivables	752,629	450,964
Other financial assets (1)	433,660	161,525
Allowance for estimated credit losses	(235,164)	-
	6,226,815	5,650,182
Allowance for foreign currency losses (2)	(821,268)	(825,993)
	5,405,547	4,824,189

(1)	As at December 31, 2021, the Group reclassified its bank balances in Lebanese Pounds equivalent of USD 433,660 to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon.

(2)	Allowances for foreign currency losses represent translated differences between official and Sayrafa rate on trade receivables and bank balances in Lebanese Pounds as discussed in note (1) above

Trade receivables are non-interest bearing and are generally on terms of 30 to 120 days.

An analysis of expected credit losses is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. These credit analysis performed by the Group resulted in an increase in the ECL of USD 235,164 as at 31 December 2021.

At December 31, 2021 and 2020, the ageing analysis of unimpaired trade receivables is as follows:

		Neither past	Past due but not impaired
		due nor	30 – 60	60 – 90	90 – 120
	Total	impaired	days	days	days	>120 days
	USD	USD	USD	USD	USD	USD

2021	4,252,926	3,863,994	113,814	200,443	61,219	13,456

2020	3,711,752	2,576,209	321,097	331,115	230,823	252,508